Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our general practice is not to grant equity awards in anticipation of the release of material non-public information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. Our Compensation Committee and the single-member stock award subcommittee of the Compensation Committee (the “Option Committee”) uses its business judgment to determine the amount of an equity award and would consider any material nonpublic information that is known to it before granting an equity award. Although we do not have a formal policy with respect to the timing of our equity award grants, our Compensation Committee and Option Committee have historically granted such awards on a predetermined annual schedule, though it has, from time to time, made grants at other times (for example, in connection with hiring and promotions). In fiscal year 2025, we did not grant stock options to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that disclosed material nonpublic information.

Award Timing Method	Our Compensation Committee and the single-member stock award subcommittee of the Compensation Committee (the “Option Committee”) uses its business judgment to determine the amount of an equity award and would consider any material nonpublic information that is known to it before granting an equity award. Although we do not have a formal policy with respect to the timing of our equity award grants, our Compensation Committee and Option Committee have historically granted such awards on a predetermined annual schedule, though it has, from time to time, made grants at other times (for example, in connection with hiring and promotions). In fiscal year 2025, we did not grant stock options to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that disclosed material nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our general practice is not to grant equity awards in anticipation of the release of material non-public information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false